Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of analysis of revenue

For the year ended December 31,
2018	2019	2020
HK$	HK$	HK$

Revenue from contracts with customers
Investment banking
Investment banking fee and income	288,591,129	455,955,912	376,324,880

Asset management
Management fee and performance-based incentive fee	43,465,186	103,509,196	196,352,216
Brokerage and handling fees	31,393,570	19,383,099	33,359,007
Others	4,088,230	1,158,069	1,227,022

	78,946,986	124,050,364	230,938,245

	367,538,115	580,006,276	607,263,125

Revenue from other sources
Strategic investments
Dividend income	99,227,724	92,316,548	88,078,159
Gain related to disposed investment	—	8,235,180	82,948,508

	99,227,724	100,551,728	171,026,667

Net fair value changes on financial assets at fair value through profit or loss and stock loan
-from listed equity shares, at quoted price	202,304,000	(683,060,000)	(371,305,326)
-from unlisted debt securities	86,000	—	—
-from unlisted equity shares	54,070,295	41,456,007	313,561,520
-from unlisted equity linked note	—	—	26,688,861

Total net fair value changes on financial assets at fair value through profit or loss and stock loan	256,460,295	(641,603,993)	(31,054,945)

Net fair value changes on derivative financial asset
-from derivative financial asset	—	1,165,220,000	371,305,326

	355,688,019	624,167,735	511,277,048

Total r evenue	723,226,134	1,204,174,011	1,118,540,173

Summary of revenue from contracts with customers
For the year ended December 31, 2018

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	217,002,789	—	—	217,002,789
Financial advisory fee	71,588,340	—	—	71,588,340
Asset management
Management fee and performance-based incentive fee	—	43,465,186	—	43,465,186
Brokerage and handling fee	—	31,393,570	—	31,393,570
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	256,460,295	256,460,295
Dividend income	—	—	99,227,724	99,227,724
Others	—	4,088,230	—	4,088,230

Total	288,591,129	78,946,986	355,688,019	723,226,134

For the year ended December 31, 2019

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	403,573,912	—	—	403,573,912
Financial advisory fee	52,382,000	—	—	52,382,000
Asset management
Management fee and performance-based incentive fee	—	103,509,196	—	103,509,196
Brokerage and handling fee	—	19,383,099	—	19,383,099
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	(641,603,993)	(641,603,993)
Net fair value changes on derivative financial asset	—	—	1,165,220,000	1,165,220,000
Gain related to disposed investment	—	—	8,235,180	8,235,180
Dividend income	—	—	92,316,548	92,316,548
Others	—	1,158,069	—	1,158,069

Total	455,955,912	124,050,364	624,167,735	1,204,174,011

For the year ended December 31, 2020

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	165,472,605	—	—	165,472,605
Financial advisory fee	210,852,275	—	—	210,852,275
Asset management
Management fee and performance-based incentive fee	—	196,352,216	—	196,352,216
Brokerage and handling fee	—	33,359,007	—	33,359,007
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	(31,054,945)	(31,054,945)
Net fair value changes on derivative financial asset	—	—	371,305,326	371,305,326
Gain related to disposed investment	—	—	82,948,508	82,948,508
Dividend income	—	—	88,078,159	88,078,159
Others	—	1,227,022	—	1,227,022

Total	376,324,880	230,938,245	511,277,048	1,118,540,173

Disclosure of Revenue Recognition from Performance Obligation
The following table shows the amounts of revenues recognised in the current period that were included in the contract liabilities at the beginning of the reporting period:

	A s of December 31,
	2019	2020
	HK$	HK$
Revenue recogni s ed that was included in contract liabilities at the beginning of the reporting period
Asset management	39,296,815	94,328,532

Summary of transaction prices allocated to the remaining performance obligations

	As of December 31,
	2019	2020
	HK$	HK$
Within one year	75,077,754	35,716,912
More than one year	36,896,409	11,554,086

	111,974,163	47,270,998

Summary of other income
Other income

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$

Bank interest income	7,681	1,115,839	67,783
Interest income from the immediate holding company (Note 28(a)( i v)) (Note 28(b)(i))	—	17,562,104	101,159,079
Other income from a fellow subsidiary (Note 28(b)(iv))	3,666,040	—	—
Government grant s	—	—	3,061,665
Others	11,719,054	3,412,325	7,578,941

	15,392,775	22,090,268	111,867,468

Summary of timing of revenue recognition

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	217,002,789	35,481,800	252,484,589
Services transferred over time	71,588,340	43,465,186	115,053,526

Total revenue from contracts with customers	288,591,129	78,946,986	367,538,115

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	403,573,912	20,541,168	424,115,080
Services transferred over time	52,382,000	103,509,196	155,891,196

Total revenue from contracts with customers	455,955,912	124,050,364	580,006,276

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	165,472,605	34,586,029	200,058,634
Services transferred over time	210,852,275	196,352,216	407,204,491

Total revenue from contracts with customers	376,324,880	230,938,245	607,263,125